CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Accounts receivable, allowance for doubtful accounts	$ 9	$ 136
STOCKHOLDERS' EQUITY
Preferred stock, par value (in Dollars per Share)	$ 0	$ 0
Preferred stock, shares authorized (in Shares)	800,000	800,000
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Common stock, par value (in Dollars per Share)	$ 0	$ 0
Common stock, shares authorized (in Shares)	30,000,000	30,000,000
Common stock, shares issued (in Shares)	11,807,826	11,785,826
Common stock, shares outstanding (in Shares)	11,683,987	11,785,826
Treasury stock (in Shares)	123,839	0